Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018